Decommissioning Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Decommissioning Liabilities [Abstract]
Disclosure of detailed information about decommissioning liability [Table Text Block]

	San Dimas	Santa Elena	La Encantada	Jerritt Canyon	San Martin	La Parrilla	Del Toro	La Guitarra	La Luz	Total
Balance at December 31, 2019	$9,442	$4,971	$8,112	$—	$7,103	$4,337	$3,769	$2,178	$616	$40,528
Movements during the year:
Disposition of exploration project	—	—	—	—	—	—	—	(153)	—	(153)
Change in rehabilitation provision	4,527	1,191	2,049	—	1,240	830	772	217	59	10,885
Reclamation costs incurred	—	(55)	—	—	(81)	(20)	—	—	—	(156)
Interest or accretion expense	565	295	477	—	418	259	226	122	—	2,362
Foreign exchange loss	(475)	(252)	(415)	—	(359)	(216)	(190)	(86)	(2)	(1,995)
Balance at December 31, 2020	$14,059	$6,150	$10,223	$—	$8,321	$5,190	$4,577	$2,278	$673	$51,471
Movements during the year:
Acquisition of Jerritt Canyon	—	—	—	71,135	—	—	—	—	—	71,135
Change in rehabilitation provision	1,209	2,177	584	28,799	(1,435)	(900)	(565)	278	(137)	30,010
Reclamation costs incurred	—	—	—	(186)	(339)	(17)	(64)	—	—	(606)
Interest or accretion expense	715	313	521	642	424	264	234	115	—	3,228
Foreign exchange (loss) gain	(454)	(199)	(333)	—	(264)	(169)	(148)	(73)	9	(1,631)
Balance at December 31, 2021	$15,529	$8,441	$10,995	$100,390	$6,707	$4,368	$4,034	$2,598	$545	$153,607